Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - Recurring fair value measurements - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Carrying amount | Available-for-sale debt securities, noncurrent | Fair Value level 3
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	$ 128	$ 129
Carrying amount | Investment, current | Fair Value level 2
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	2,449	10,032
Carrying amount | Crypto assets | Fair Value level 1
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	87	121
Fair value | Available-for-sale debt securities, noncurrent | Fair Value level 3
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	128	129
Fair value | Investment, current | Fair Value level 2
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	2,449	10,032
Fair value | Crypto assets | Fair Value level 1
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	$ 87	$ 121